UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
          This Amendment (check only one.):
          [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cardinal Fund I, L.P.
Address:  201 Main Street, Suite 1000
          Fort Worth, Texas  76102

Form 13F File Number: 028-12931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jack A. Muhlbeier
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

          /s/ Jack A. Muhlbeier   Fort Worth, Texas      February 12, 2009

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:   $0


List of Other Included Managers:

     No.             Form 13F File Number    Name
     1               028-12933              Cardinal Investment Sub I, L.P.

FORM 13F INFORMATION TABLE
                          TITLE OF                 VALUE      SHARES/   SH/   PUT/   INVSTMNT   OTHR   VOTING AUTHORITY
NAME OF ISSUER             CLASS       CUSIP      (X$1000)    PRN AMT   PRN   CLL    DISCRETN   MGRS  SOLE  SHRD   NONE

